Transactions with Related Parties, Securities Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	12 Months Ended
	May 09, 2019	Apr. 10, 2017	Jun. 27, 2017	Dec. 31, 2019	May 13, 2019	Mar. 31, 2019
Securities Purchase Agreement [Abstract]
Shares issued (in shares)		8,333	185,477	18,067,631
Jelco [Member]
Securities Purchase Agreement [Abstract]
Fair value per unit (in dollars per share)					$ 3.40
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Accrued unpaid interest						$ 2,115
Interest rate				0.00%
Estimated decrease in interest expense				$ (3,846)
Jelco [Member] | Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Accrued unpaid interest						$ 6
Interest rate				0.00%
Deferred finance cost	$ 239
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Securities Purchase Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan				25.00%
Jelco [Member] | Waiver of Unpaid Interest on Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)	621,958
Jelco [Member] | Amend Interest Rate for Jelco Notes and Jelco Loans and Waive Mandatory Prepayment Obligation Under Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)	1,201,571